DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
20.10% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	*	*	5.000%	09/01/2039	A1	$600,000	$714,006
Auburn AL Waterworks Board Water Revenue			5.000	09/01/2036	Aa2	250,000	306,335
Birmingham AL Waterworks			5.000	01/01/2026	Aa2	80,000	81,904
Birmingham AL Waterworks	*	*	5.000	01/01/2038	Aa2	550,000	614,111
Birmingham AL Waterworks			5.000	01/01/2040	Aa2	150,000	180,761
Decatur City AL Board of Education Special Tax			5.000	02/01/2040	Aa2	225,000	271,645
Jasper AL Warrants			5.000	03/01/2031	A2	250,000	292,448
Jasper AL Warrants			5.000	03/01/2032	A2	450,000	526,406
Limestone County AL Water & Sewer Authority			5.000	12/01/2033	AA-*	300,000	348,501
Limestone County AL Water & Sewer Authority			5.000	12/01/2034	AA-*	250,000	289,665
Morgan County AL Board of Education Capital Outlay Warrants			5.000	03/01/2035	NR	155,000	170,035
Morgan County AL Board of Education Capital Outlay Warrants			5.000	03/01/2035	NR	245,000	268,765
Opelika AL Warrants			5.000	11/01/2031	Aa2	150,000	159,477
Trussville AL Warrants			5.000	10/01/2039	NR	445,000	511,399
Tuscaloosa AL Warrants			5.000	01/01/2032	Aa1	350,000	406,742
Tuscaloosa AL Warrants			5.000	07/01/2034	Aa1	300,000	355,533

							5,497,733

SCHOOL IMPROVEMENT BONDS
19.72% of Net Assets
Cherokee County AL Board of Education Tax Warrants			4.000	12/01/2034	A1	310,000	357,560
Elmore County AL Board of Education			4.000	08/01/2038	Aa3	250,000	291,350
Etowah County AL Board of Education Capital Outlay Tax			5.000	09/01/2037	A+*	200,000	216,134
Jefferson County AL Board of Education Public School Warrants			4.000	02/01/2042	A1	325,000	361,100
Jefferson County AL Public Schools			4.000	02/01/2038	A1	165,000	184,909
Limestone County AL Board of Education			5.000	07/01/2033	AA*	255,000	294,706
Madison AL Board of Education Special Tax School Warrants			4.000	02/01/2040	Aa3	400,000	473,452
Madison AL Board of Education Special Tax School Warrants			4.000	02/01/2041	Aa3	370,000	435,568
Madison County AL Board of Education Capital Outlay	*	*	5.000	09/01/2031	Aa3	660,000	798,263
Marshall County AL Board of Education Special Tax School Warrants			4.000	03/01/2033	A2	250,000	280,230
Morgan County AL Board of Education Capital Outlay Warrants			5.000	03/01/2035	AA-*	405,000	439,239
Shelby County AL Board of Education Capital Outlay Warrants	*	*	5.000	02/01/2031	Aa2	615,000	630,104
Troy AL Public Educational Building Authority			5.250	12/01/2036	A2	30,000	30,518
Tuscaloosa County AL Board of Education Special Tax School Warrants			5.000	02/01/2036	Aa3	250,000	301,023
Tuscaloosa County AL Board of Education Special Tax School Warrants			5.000	02/01/2037	Aa3	250,000	300,678

							5,394,834

MUNICIPAL UTILITY REVENUE BONDS
15.99% of Net Assets
Athens AL Water & Sewer			4.000	05/01/2039	A1	200,000	230,724
Athens AL Water & Sewer			4.000	05/01/2040	A1	100,000	114,697
Berry AL Water & Sewer Revenue			4.000	09/01/2039	AA*	250,000	271,013
Birmingham AL Waterworks			4.000	01/01/2037	Aa2	250,000	283,773
Birmingham AL Waterworks			4.000	01/01/2038	Aa2	205,000	231,888
Birmingham AL Waterworks			4.000	01/01/2041	Aa2	225,000	252,313
Chatom AL Industrial Board Gulf Opportunity Zone			5.000	08/01/2037	A3	150,000	150,501
Cullman AL Utility Board Water Revenue			4.750	09/01/2037	A1	400,000	402,366
Gadsden AL Waterworks & Sewer Board			4.000	06/01/2034	A1	120,000	136,915
Jasper AL Waterworks & Sewer Board Utility Revenue			5.000	06/01/2030	A+*	455,000	456,247
Limestone County AL Water & Sewer Authority			4.750	12/01/2033	AA*	290,000	346,298
Limestone County AL Water & Sewer Authority			4.750	12/01/2035	AA*	400,000	455,936
Opelika AL Utilities Board			4.000	06/01/2039	Aa3	250,000	282,675
Prattville AL Sewer Warrants			4.000	11/01/2042	AA-*	375,000	422,655
Tallassee AL Water Gas & Sewer Warrants			5.125	05/01/2036	A2	10,000	10,013
West Morgan East Lawrence AL Water & Sewer			4.750	08/15/2030	AA*	75,000	75,347
West Morgan East Lawrence AL Water & Sewer			4.850	08/15/2035	AA*	250,000	251,158

							4,374,519

PUBLIC FACILITIES REVENUE BONDS
15.95% of Net Assets
Anniston AL Public Building Authority			5.000	03/01/2032	A2	400,000	410,944
Anniston AL Public Building Authority DHR Project			5.250	05/01/2030	AA-*	50,000	50,115
Anniston AL Public Building Authority DHR Project			5.500	05/01/2033	AA-*	200,000	200,480
Bessemer AL Public Educational Building Authority Revenue			5.000	07/01/2030	AA*	250,000	250,695
Birmingham Jefferson AL Civic Center Authority Revenue			5.000	05/01/2037	Aa3	400,000	489,548
Birmingham Jefferson AL Civic Center Authority Revenue			5.000	05/01/2038	Aa3	250,000	302,325
Boaz AL Warrants			4.000	02/01/2037	AA*	250,000	287,115
Bullock County AL Public Building Authority			4.000	10/01/2038	AA-*	500,000	554,765
Lowndes County AL Warrants			5.250	02/01/2037	A2	250,000	255,328
Montgomery County AL Public Building Authority			5.000	03/01/2036	Aa2	350,000	432,927
Phenix City AL Public Building Authority			4.000	10/01/2035	AA-*	100,000	116,082
Phenix City AL Public Building Authority			4.000	10/01/2037	AA-*	120,000	140,843
Trussville AL Warrants	*	*	5.000	10/01/2039	Aa2	775,000	871,302

							4,362,469

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.48% of Net Assets
AL Community College System Gadsden State Community College			5.000	06/01/2038	A1	325,000	392,909
Auburn University AL General Fee Revenue			4.000	06/01/2036	Aa2	380,000	429,472
Troy University AL Facilities Revenue			5.000	11/01/2028	A1	250,000	293,218
Troy University AL Facilities Revenue			4.000	11/01/2032	A1	300,000	344,052

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
Troy University AL Facilities Revenue			5.000%	11/01/2037	A1	$200,000	$241,504
University of AL Birmingham			5.000	10/01/2037	Aa2	225,000	253,654
University of AL Huntsville General Fee Revenue			5.000	09/01/2037	Aa3	250,000	307,265
University of AL Huntsville General Fee Revenue			5.000	09/01/2038	Aa3	500,000	619,325
University of AL Huntsville General Fee Revenue			5.000	09/01/2038	Aa3	435,000	532,891

							3,414,290

REFUNDING BONDS
5.80% of Net Assets
Enterprise AL Warrants			4.500	11/01/2032	Aa3	115,000	124,604
Montgomery AL Warrants			5.000	06/15/2035	A1	500,000	616,695
Northport AL Warrants	*	*	5.000	08/01/2040	AA-*	735,000	844,456

							1,585,755

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.71% of Net Assets
Birmingham AL Warrants			4.000	12/01/2035	Aa3	250,000	290,423
Birmingham AL Warrants			5.000	12/01/2037	Aa3	250,000	311,302
Madison AL Warrants			5.000	04/01/2035	Aa2	350,000	411,968

							1,013,693

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.33% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	*	*	5.000	11/01/2035	AA-@	550,000	636,119

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.04% of Net Assets
AL Federal Aid Highway Finance Authority			4.000	06/01/2037	Aa1	250,000	285,748

Total Investments 97.12% of Net Assets							$26,565,160

(cost $24,666,090) (See (a) below for further explanation)
Other assets in excess of liabilities 2.88%							788,836

Net Assets 100%							$27,353,996

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated —see footnote 1(D)

(a)	Cost for federal income tax purposes is $24,666,090 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,899,250
Unrealized depreciation	(180)

Net unrealized appreciation	$1,899,070

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,565,160
Level 3	Significant Unobservable Inputs	—

$26,565,160

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.83% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$412,359
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	291,180
KY Association of Counties	5.000	02/01/2030	AA-*	100,000	100,356
KY Association of Counties	5.000	02/01/2032	AA-*	165,000	165,597
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	475,885
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	490,998
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	793,486
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	517,518
KY Association of Counties	5.000	02/01/2035	AA-*	120,000	120,419
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	853,331
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,610,854
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,137,090
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,148,182
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,465,842
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,244,724
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,328,877
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,437,882
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,225,509
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,526,397
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,833,710
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,302,162
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,844,080
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,295,638
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,096,369
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,041,611
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,598,500
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,294,914
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,898,157
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,898,131
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,437,040
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,749,906
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,700,194
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,119,190
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,108,240
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	4,079,648
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	3,209,833
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,311,513
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,845,451
KY State Property & Building #115	5.000	04/01/2030	A1	2,500,000	2,907,975
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,236,283
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,965,040
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	16,432,919
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,685,500
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,830,690
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,224,787
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,065,993
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,667,761
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,790,967
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,023,997
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,362,672
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	875,583
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	11,560,800
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	11,537,900
KY State Property & Building #119	5.000	05/01/2037	A1	500,000	576,515
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	971,803
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,169,000
KY State Property & Building #122	4.000	11/01/2035	A1	1,000,000	1,094,090
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	753,435
KY State Property & Building #122	4.000	11/01/2038	A1	5,345,000	5,798,042
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	10,443,620
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	962,483
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	404,447
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,966,462
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,987,059

					261,306,596

SCHOOL IMPROVEMENT BONDS
15.35% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	2,103,268
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,458,251
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,551,174
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,650,786
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	2,030,629
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,321,171
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,423,244
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,596,093

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Fayette County KY School District Finance Corporation	5.000%	10/01/2028	Aa3	$1,375,000	$1,554,355
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,132,360
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,842,715
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,976,888
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,547,007
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	4,082,817
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,929,880
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,295,775
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	731,819
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,144,172
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,211,700
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,199,742
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,839,374
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	4,120,000	4,671,297
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,875,796
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,865,947
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,337,455
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,161,808
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,943,065
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,393,972
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,398,310
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,372,733
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,420,911
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,476,826
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,461,109
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,497,593
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,649,720
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,106,112
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,731,818
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,634,747
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	6,083,028
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,613,678
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,516,051
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,675,560
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,705,042
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,974,448
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,345,810

					$149,536,056

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.52% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,237,761
KY Bond Development Corporation Educational Facilities Centre	5.000	06/01/2033	A3	1,345,000	1,562,137
KY Bond Development Corporation Educational Facilities Centre	5.000	06/01/2034	A3	1,605,000	1,869,071
KY Bond Development Corporation Educational Facilities Centre	5.000	06/01/2035	A3	2,165,000	2,509,495
KY Bond Development Corporation Educational Facilities Centre	5.000	06/01/2036	A3	2,835,000	3,277,373
KY Bond Development Corporation Educational Facilities Centre	5.000	06/01/2038	A3	1,340,000	1,542,930
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,367,472
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,540,230
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,696,413
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,307,665
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	5,114,953
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,319,486
Murray State University	5.000	03/01/2032	A1	2,220,000	2,563,656
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	1,041,796
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,197,082
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	5,366,503
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	4,272,364
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,557,476
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	6,390,000	7,336,679
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	18,019,370
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,237,973
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,469,937
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	12,041,452
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,271,936
University of Louisville General Receipts	5.000	09/01/2030	Baa1	440,000	462,471
University of Louisville General Receipts	5.000	09/01/2031	Baa1	2,580,000	2,712,689
Western KY University	4.000	09/01/2034	A1	575,000	646,041
Western KY University	4.000	09/01/2035	A1	595,000	667,037
Western KY University	4.000	09/01/2036	A1	620,000	693,532

					121,902,980

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
10.64% of Net Assets
Campbell & Kenton County Sanitation District #1			4.000%	08/01/2032	Aa2	$6,100,000	$7,018,294
Frankfort KY Electric & Water			4.750	12/01/2034	AA*	695,000	795,393
Frankfort KY Electric & Water			4.750	12/01/2035	AA*	725,000	827,718
Frankfort KY Electric & Water			4.750	12/01/2036	AA*	760,000	863,831
Frankfort KY Electric & Water			4.750	12/01/2037	AA*	800,000	908,200
Frankfort KY Electric & Water			4.750	12/01/2038	AA*	835,000	946,022
KY Rural Water Financing Corporation			4.500	02/01/2023	A+*	1,085,000	1,191,363
KY Rural Water Financing Corporation			4.500	02/01/2024	A+*	880,000	969,135
KY Rural Water Financing Corporation			5.125	02/01/2035	A+*	525,000	526,071
KY State Association of Counties Finance Corporation			4.000	02/01/2031	AA-*	405,000	474,806
KY State Association of Counties Finance Corporation			4.000	02/01/2033	AA-*	415,000	481,060
Louisville & Jefferson County Metropolitan Sewer			4.000	05/15/2030	Aa3	3,120,000	3,629,590
Louisville & Jefferson County Metropolitan Sewer			5.000	05/15/2031	Aa3	2,465,000	2,741,499
Louisville & Jefferson County Metropolitan Sewer			4.000	05/15/2033	Aa3	1,000,000	1,109,050
Louisville & Jefferson County Metropolitan Sewer	*	*	5.000	05/15/2034	Aa3	27,730,000	29,209,393
Louisville & Jefferson County Metropolitan Sewer			4.750	05/15/2034	Aa3	2,230,000	2,536,759
Louisville & Jefferson County Metropolitan Sewer			5.000	05/15/2034	Aa3	4,595,000	5,480,089
Louisville & Jefferson County Metropolitan Sewer			4.750	05/15/2035	Aa3	2,245,000	2,545,673
Louisville & Jefferson County Metropolitan Sewer			5.000	05/15/2035	Aa3	4,825,000	5,735,043
Louisville & Jefferson County Metropolitan Sewer			4.750	05/15/2036	Aa3	2,795,000	3,165,533
Louisville & Jefferson County Metropolitan Sewer			4.000	05/15/2037	Aa3	10,000,000	11,584,500
Northern KY Water District			5.000	02/01/2026	Aa2	1,000,000	1,074,310
Northern KY Water District			5.000	02/01/2027	Aa2	4,315,000	4,623,523
Northern KY Water District			5.000	02/01/2033	Aa2	3,580,000	3,676,946
Owensboro KY Electric Light & Power			4.000	01/01/2031	A3	245,000	280,202
Owensboro KY Electric Light & Power			4.000	01/01/2033	A3	275,000	310,349
Owensboro KY Electric Light & Power			4.000	01/01/2034	A3	305,000	343,012
Owensboro KY Electric Light & Power			4.000	01/01/2035	A3	200,000	223,760
Owensboro KY Electric Light & Power			4.000	01/01/2036	A3	325,000	361,933
Owensboro KY Electric Light & Power			4.000	01/01/2037	A3	410,000	455,539
Owensboro KY Water Revenue			4.000	09/15/2034	A1	2,075,000	2,383,781
Owensboro KY Water Revenue			4.000	09/15/2035	A1	2,155,000	2,470,966
Owensboro KY Water Revenue			4.000	09/15/2037	A1	1,950,000	2,224,599
Owensboro KY Water Revenue			4.000	09/15/2039	A1	2,125,000	2,411,981

							103,579,923
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.59% of Net Assets
KY Asset Liability Commission Federal Highway			5.000	09/01/2021	A2	1,570,000	1,582,136
KY Asset Liability Commission Federal Highway			5.000	09/01/2022	A2	3,500,000	3,526,565
KY Asset Liability Commission Federal Highway			5.250	09/01/2025	A2	3,400,000	3,869,098
KY Asset Liability Commission Federal Highway			5.000	09/01/2027	A2	9,760,000	11,527,438
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2029	Aa3	5,165,000	5,352,645
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2029	Aa3	7,235,000	7,722,422
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2029	Aa3	4,000,000	4,705,280
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2030	Aa3	1,845,000	1,908,099
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2030	Aa3	1,465,000	1,560,093
KY State Turnpike Economic Development Road Revenue	**		5.000	07/01/2031	Aa3	9,350,000	9,972,242
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2032	Aa3	1,315,000	1,502,598
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2032	Aa3	1,765,000	2,086,636
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2032	Aa3	8,755,000	9,332,217
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2033	Aa3	5,000,000	5,481,050
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2034	Aa3	2,370,000	2,731,164
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2036	Aa3	400,000	462,484
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2037	Aa3	500,000	576,375

							73,898,542
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.98% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth			4.000	05/01/2032	AA*	1,810,000	2,044,630
KY Development Corporation Hospital Facilities - St. Elizabeth			4.000	05/01/2035	AA*	1,390,000	1,544,818
KY Development Corporation Hospital Facilities - St. Elizabeth			4.000	05/01/2036	AA*	1,200,000	1,329,456
KY Development Corporation Hospital Facilities - St. Elizabeth			5.000	05/01/2039	AA*	7,185,000	8,457,535
Lexington Fayette Urban County Government			5.250	06/01/2032	A1	1,500,000	1,549,335
Lexington Fayette Urban County Government Healthcare			5.250	06/01/2028	A1	1,000,000	1,034,200
Lexington Fayette Urban County Government Public Facilities			5.000	06/01/2033	A1	5,260,000	5,413,697
Louisville & Jefferson County Norton Healthcare			5.500	10/01/2033	A*	2,000,000	2,226,000
Louisville & Jefferson County Norton Healthcare			5.000	10/01/2033	A*	6,810,000	7,857,787
Louisville & Jefferson County Norton Healthcare			4.000	10/01/2035	A*	3,850,000	4,152,148
Louisville & Jefferson County Norton Healthcare			4.000	10/01/2036	A*	7,005,000	7,538,011
Louisville & Jefferson County Norton Healthcare			4.000	10/01/2039	A*	4,500,000	4,948,920
Louisville & Jefferson County Norton Healthcare			4.000	10/01/2040	A*	2,000,000	2,201,220
Warren County KY Hospital			5.000	04/01/2028	A+*	6,225,000	6,820,857
Warren County KY Hospital			5.000	04/01/2035	A+*	1,025,000	1,113,540

							58,232,154

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
5.76% of Net Assets
Bracken County KY Public Property			5.000%	08/01/2030	A1	$1,110,000	$1,166,777
KY Bond Development			5.000	09/01/2035	A2	1,275,000	1,430,015
KY Bond Development			5.000	09/01/2036	A2	2,000,000	2,237,080
KY Bond Development			5.000	09/01/2038	A2	1,125,000	1,270,384
KY State Certificate of Participation			4.000	04/15/2030	A1	1,500,000	1,767,510
KY State Certificate of Participation			4.000	04/15/2031	A1	1,350,000	1,578,893
KY State Certificate of Participation			5.000	06/15/2034	A1	1,640,000	1,908,173
KY State Certificate of Participation			5.000	04/15/2038	A1	5,000,000	6,065,050
KY State Certificate of Participation			5.000	06/15/2038	A1	7,535,000	8,669,922
Laurel County General Obligation			4.000	05/01/2031	A2	1,295,000	1,497,292
Laurel County General Obligation			4.000	05/01/2034	A2	1,440,000	1,638,922
Laurel County General Obligation			4.000	05/01/2035	A2	1,495,000	1,694,313
Laurel County General Obligation			4.000	05/01/2036	A2	1,555,000	1,759,125
Laurel County General Obligation			4.000	05/01/2037	A2	1,620,000	1,828,235
Laurel County General Obligation			4.000	05/01/2038	A2	1,680,000	1,890,218
Laurel County KY Judicial Center			5.000	03/01/2025	A1	500,000	583,545
Louisville & Jefferson County Visitors & Convention Commission			4.000	06/01/2032	Aa3	2,725,000	2,940,763
Marshall County Library			4.000	06/01/2038	Aa3	1,060,000	1,213,296
Nicholasville KY General Obligation			3.500	05/01/2030	AA*	1,480,000	1,675,730
River City, Inc. Parking Authority			4.750	06/01/2027	Aa3	750,000	832,553
River City, Inc. Parking Authority			4.750	06/01/2028	Aa3	940,000	1,044,613
River City, Inc. Parking Authority			4.750	06/01/2029	Aa3	1,160,000	1,282,368
River City, Inc. Parking Authority			4.750	06/01/2029	Aa3	980,000	1,083,380
River City, Inc. Parking Authority			4.750	06/01/2030	Aa3	1,025,000	1,135,936
River City, Inc. Parking Authority			4.750	06/01/2031	Aa3	1,270,000	1,405,903
River City, Inc. Parking Authority			5.000	06/01/2031	Aa3	1,080,000	1,203,325
River City, Inc. Parking Authority			5.000	06/01/2032	Aa3	1,130,000	1,257,306
River City, Inc. Parking Authority			5.000	06/01/2033	Aa3	1,395,000	1,547,474
Warren County KY Downtown Economic Development Authority			5.000	06/01/2038	AA-*	2,345,000	2,472,404

							56,080,505
REFUNDING BONDS
5.64% of Net Assets
KY State Property & Building #83			5.250	10/01/2020	A1	24,220,000	24,468,012
KY State Property & Building #84			5.000	08/01/2021	A1	310,000	324,257
KY State Property & Building #84			5.000	08/01/2022	A1	18,000,000	19,470,960
KY State Property & Building #102			5.000	05/01/2024	Aa3	405,000	445,577
KY State Property & Building #104			5.000	11/01/2022	A2	1,290,000	1,399,457
KY State Property & Building #108			5.000	08/01/2025	A1	2,690,000	3,109,371
KY State Property & Building #121			5.000	02/01/2029	A1	4,535,000	5,672,378

							54,890,012
PREREFUNDED BONDS
3.68% of Net Assets
Bracken County KY Public Property			5.000	08/01/2029	A1	840,000	882,395
Franklin County KY Public Properties Justice Center			5.000	04/01/2029	A1	2,630,000	2,721,024
Hardin County KY School District Finance Corporation			5.000	05/01/2030	A1	450,000	467,298
Hardin County KY School District Finance Corporation			5.000	05/01/2031	A1	470,000	488,067
KY State Property & Building #100			5.000	08/01/2027	A1	610,000	639,420
KY State Property & Building #100			5.000	08/01/2030	A1	9,980,000	10,461,335
KY State Property & Building #100			5.000	08/01/2031	A1	5,100,000	5,345,973
Lexington Fayette Urban County Airport Board			5.000	07/01/2030	Aa2	1,250,000	1,361,163
Louisville & Jefferson County Catholic Health Initiatives	*	*	5.000	12/01/2035	NR	11,290,000	12,250,215
Owensboro KY Public Property			4.500	04/01/2034	A1	1,165,000	1,202,117

							35,819,007
AIRPORT REVENUE BONDS
1.26% of Net Assets
Kenton County Airport			5.000	01/01/2029	A1	240,000	284,767
Kenton County Airport			5.000	01/01/2034	A1	275,000	340,912
Kenton County Airport			5.000	01/01/2035	A1	300,000	370,578
Kenton County Airport			5.000	01/01/2036	A1	325,000	400,319
Kenton County Airport			5.000	01/01/2037	A1	250,000	307,060
Kenton County Airport			5.000	01/01/2038	A1	500,000	612,370
Kenton County Airport			5.000	01/01/2039	A1	500,000	610,630
Kenton County Airport			5.000	01/01/2044	A1	2,500,000	3,016,475
Lexington Fayette Urban County Airport Board			5.000	07/01/2028	Aa2	1,170,000	1,273,802
Lexington Fayette Urban County Airport Board			5.000	07/01/2032	Aa2	1,430,000	1,558,071
Lexington Fayette Urban County Airport Board			5.000	07/01/2033	Aa2	1,520,000	1,656,450
Lexington Fayette Urban County Airport Board			5.000	07/01/2038	Aa2	1,720,000	1,874,766

							12,306,200
AD VALOREM PROPERTY BONDS
.14% of Net Assets
Warren County General Obligation			4.000	06/01/2035	Aa1	1,175,000	1,349,053

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.11% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100%	01/01/2024	Baa2	$180,000	$180,376
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	935,748

					1,116,124

Total Investments 95.50% of Net Assets					$930,017,152

(cost $880,801,642) (See (a) below for further explanation)
Other assets in excess of liabilities 4.50%					43,871,803

Net Assets 100%					$973,888,955

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated —see footnote 1(D)

(a)	Cost for federal income tax purposes is $880,801,642 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$50,036,727
Unrealized depreciation	(821,217)

Net unrealized appreciation	$49,215,510

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	930,017,152
Level 3	Significant Unobservable Inputs	—

$930,017,152

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.83% of Net Assets
Barren County KY School District Finance Corporation	*	*	5.000%	08/01/2022	A1	$1,055,000	$1,152,239
Barren County KY School District Finance Corporation			5.000	08/01/2023	A1	500,000	567,990
Bowling Green KY Independent School District Finance Corporation			5.000	08/01/2027	A1	695,000	851,841
Bullitt County KY School District Finance Corporation			5.000	09/01/2022	A1	300,000	328,407
Fayette County KY School District Finance Corporation			5.000	06/01/2023	Aa3	500,000	564,970
Fayette County KY School District Finance Corporation	*	*	5.000	08/01/2023	Aa3	1,000,000	1,135,980
Hardin County KY School District Finance Corporation			5.000	03/01/2023	A1	770,000	857,626
Jefferson County KY School District Finance Corporation			4.000	12/01/2023	Aa3	500,000	556,910
Jessamine County KY School District Finance Corporation			5.000	02/01/2023	A1	575,000	639,038
Laurel County KY School District Finance Corporation			4.000	06/01/2022	A1	890,000	945,367
Laurel County KY School District Finance Corporation			4.000	06/01/2024	A1	465,000	516,968
Pike County KY School District Finance Corporation			5.000	08/01/2024	A1	250,000	292,345
Pike County KY School District Finance Corporation			5.000	02/01/2025	A1	900,000	1,065,852
Pike County KY School District Finance Corporation			5.000	08/01/2025	A1	200,000	240,674
Pike County KY School District Finance Corporation			4.000	02/01/2028	A1	295,000	335,731
Warren County KY School District Finance Corporation			4.000	06/01/2022	A1	725,000	768,529

							10,820,467
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
20.35% of Net Assets
KY State Property & Building #100			5.000	08/01/2025	A1	500,000	524,450
KY State Property & Building #106			5.000	10/01/2021	A1	750,000	785,895
KY State Property & Building #106			5.000	10/01/2024	A1	750,000	849,465
KY State Property & Building #106			5.000	10/01/2025	A1	2,365,000	2,606,940
KY State Property & Building #106	*	*	5.000	10/01/2026	A1	1,000,000	1,100,970
KY State Property & Building #108			5.000	08/01/2023	A1	875,000	971,775
KY State Property & Building #108			5.000	08/01/2028	A1	755,000	860,080
KY State Property & Building #110			5.000	08/01/2023	A1	1,750,000	1,943,550

							9,643,125
PUBLIC FACILITIES REVENUE BONDS
16.37% of Net Assets
KY State Certificate of Participation			4.000	06/15/2023	A1	940,000	1,031,537
KY State Certificate of Participation			4.000	06/15/2024	A1	300,000	337,704
KY State Property & Building #109	*	*	5.000	10/01/2022	A1	1,000,000	1,083,720
Laurel County KY Justice Center			5.000	03/01/2023	A1	600,000	661,548
Lexington Fayette Urban County Government - Court Facilities			5.000	10/01/2024	A1	700,000	822,997
Livingston County KY Public Properties			5.000	08/01/2022	A1	500,000	543,140
Livingston County KY Public Properties			5.000	08/01/2024	A1	555,000	645,598
River City Parking Authority			5.000	12/01/2024	Aa3	340,000	403,838
Taylor County KY Public Courthouse			4.000	09/01/2027	A1	700,000	811,237
Warren County KY Justice Center Expansion Corporation	*	*	5.000	09/01/2023	A1	1,250,000	1,417,338

							7,758,657
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.50% of Net Assets
KY Asset Liability Commission Federal Highway			5.000	09/01/2024	A2	500,000	583,920
KY Asset Liability Commission Federal Highway			5.000	09/01/2026	A2	565,000	655,304
KY Asset Liability Project Notes			4.000	09/01/2023	A2	250,000	275,648
KY State Turnpike Authority Economic Development			5.000	07/01/2024	Aa3	1,175,000	1,338,607
KY State Turnpike Authority Economic Development			5.000	07/01/2026	Aa3	1,385,000	1,649,133

							4,502,612
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.34% of Net Assets
University of Kentucky General Receipts			4.000	04/01/2028	Aa2	750,000	833,835
University of Louisville			5.000	03/01/2024	A1	350,000	393,705
University of Louisville	*	*	5.000	03/01/2024	A1	2,000,000	2,249,740

							3,477,280
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.25% of Net Assets
Lexington Fayette Urban County Government			5.000	06/01/2024	A1	2,800,000	2,898,280
Warren County Hospital			5.000	04/01/2023	A+*	500,000	535,100

							3,433,380
MUNICIPAL UTILITY REVENUE BONDS
5.67% of Net Assets
Campbell & Kenton Counties Sanitation District #1			4.000	08/01/2031	Aa2	1,000,000	1,168,330
Frankfort Electric & Water			4.000	12/01/2023	AA*	440,000	489,922
KY Rural Water Finance Corporation			4.500	08/01/2021	A+*	100,000	100,186
Northern KY Water			5.000	02/01/2026	Aa2	815,000	929,866

							2,688,304

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
4.06% of Net Assets
KY State Property & Building #104	*	*	5.000%	11/01/2021	A2	$1,000,000	$1,054,730
KY State Property & Building #108			5.000	08/01/2022	A1	200,000	215,566
KY State Property & Building #112			5.000	11/01/2026	A1	555,000	652,525

							1,922,821
PREREFUNDED BONDS
2.52% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water			5.000	02/01/2025	Aaa	175,000	187,976
KY Turnpike Economic Development Road Revenue			5.000	07/01/2023	Aa3	600,000	651,726
KY Turnpike Ecomonic Development Road Revenue	*	*	5.000	07/01/2024	Aa3	250,000	260,903
KY Turnpike Economic Development Road Revenue			5.000	07/01/2024	Aa3	85,000	92,328

							1,192,933
AIRPORT REVENUE BONDS
1.27% of Net Assets
Kenton County Airport			5.000	01/01/2026	A1	500,000	604,140

Total Investments 97.16% of Net Assets							$46,043,719

(cost $44,101,469) (See (a) below for further explanation)
Other assets in excess of liabilities 2.84%							1,345,112

Net Assets 100%							$47,388,831

#	Ratings by Moody’s Investors Service unless noted otherwise.

Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated —see footnote 1(D)

(a)	Cost for federal income tax purposes is $44,101,469 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,942,250
Unrealized depreciation	-

Net unrealized appreciation	$1,942,250

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	46,043,719
Level 3	Significant Unobservable Inputs	—

$46,043,719

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
25.46% of Net Assets
Jackson State University Educational Building			5.000%	03/01/2034	Aa2	$440,000	$514,170
Mississippi State University Educational Building			5.000	11/01/2032	Aa2	125,000	148,624
MS Development Bank Special Obligation Gulf Coast Community Project	*	*	4.000	12/01/2034	AA-*	300,000	339,840
MS Development Bank Special Obligation Northwest MS Community College			4.000	03/01/2039	AA-*	225,000	257,148
MS Development Bank Special Obligation Pearl River Community College			5.000	10/01/2033	AA-*	125,000	157,843
MS State University			4.000	08/01/2033	Aa2	140,000	162,016
MS State University Educational Building Corporation Revenue			5.000	08/01/2033	Aa2	225,000	279,630
MS State University Educational Building Corporation Revenue			4.000	08/01/2036	Aa2	250,000	287,510
University of Mississippi Educational Building Corporation			5.000	10/01/2031	Aa2	205,000	249,307
University Southern MS Educational Building Corporation			5.000	09/01/2033	Aa2	360,000	434,210

							2,830,298
PREREFUNDED BONDS
25.09% of Net Assets
MS Development Bank Desoto County Highway			5.000	01/01/2030	Aa3	100,000	110,676
MS Development Bank Special Obligation Canton			5.750	10/01/2031	A2	370,000	395,001
MS Development Bank Special Obligation Hinds College			5.000	04/01/2036	A2	250,000	258,848
MS Development Bank Special Obligation Jones County Rest Home			5.250	04/01/2028	A2	120,000	124,472
MS Development Bank Special Obligation Lowndes County			5.125	12/01/2027	AA*	135,000	137,734
MS Development Bank Special Obligation Marshall County			5.000	01/01/2028	Aa3	200,000	214,052
MS State Capital Improvement Projects			5.000	10/01/2029	Aa2	145,000	153,439
MS State Capital Improvement Projects			5.000	10/01/2036	Aa2	180,000	190,593
MS State University Educational Building Corporation Revenue			5.000	08/01/2036	Aa2	175,000	184,030
MS State University Educational Building Corporation Revenue	*	*	5.250	08/01/2038	Aa2	300,000	345,282
Southern Mississippi Educational Building Corporation			5.000	03/01/2038	Aa2	600,000	674,406

							2,788,533
MUNICIPAL UTILITY REVENUE BONDS
10.59% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer			4.750	12/01/2038	AA*	700,000	763,307
MS Development Bank Special Obligation Jackson Water & Sewer			6.875	12/01/2040	A3	150,000	176,005
MS Development Bank Special Obligation Tupelo			5.000	05/01/2033	Aa2	150,000	180,251
MS Development Bank Special Obligation West Jackson County Utility District			5.000	12/01/2033	A*	50,000	56,761

							1,176,324
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.13% of Net Assets
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2025	Aa3	200,000	237,956
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2029	Aa3	300,000	373,656
MS Development Bank Special Obligation Highway Construction			4.000	01/01/2030	Aa3	175,000	203,660
MS Development Bank Special Obligation Marshall County			5.000	01/01/2030	Aa3	75,000	87,599

							902,871
PUBLIC FACILITIES REVENUE BONDS
7.21% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	*	*	4.000	08/01/2033	AA*	300,000	343,842
MS Development Bank Special Obligation Brandon Public Improvement			5.000	11/01/2033	Aa3	150,000	171,618
MS Development Bank Special Obligation Brandon Public Improvement			4.000	08/01/2035	AA*	150,000	170,984
MS Development Bank Special Obligation Hinds County			4.000	11/01/2035	Aa3	100,000	114,315

							800,759
SCHOOL IMPROVEMENT BONDS
5.48% of Net Assets
MS Development Bank Special Obligation Canton School District			5.000	12/01/2033	A1	100,000	119,243
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	A+*	225,000	247,500
MS Development Bank Special Obligation Rankin School District			4.000	06/01/2038	AA*	100,000	113,555
MS Development Bank Special Obligation Vicksburg Warren School District			5.500	03/01/2038	AA*	100,000	128,463

							608,761
REFUNDING BONDS
4.74% of Net Assets
MS State Refunding			5.000	10/01/2033	Aa2	150,000	188,411
MS State Refunding			4.000	10/01/2036	Aa2	290,000	338,122

							526,533
AD VALOREM PROPERTY BONDS
3.85% of Net Assets
MS Development Bank Special Obligation Hinds County Schools			5.000	03/01/2043	Aa3	350,000	427,364

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.71% of Net Assets
Mississippi State Gaming Tax Revenue			5.000	10/15/2035	A3	125,000	136,376
Mississippi State Gaming Tax Revenue			5.000	10/15/2037	A+*	125,000	146,328
MS Development Bank Special Obligation Rankin County			5.000	08/01/2034	Aa1	100,000	129,526

							412,230

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.85% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500%	12/01/2023	Aa2	$75,000	$81,883
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	123,842

					205,725

Total Investments 96.11% of Net Assets					$10,679,398

(cost $9,977,320) (See (a) below for further explanation)
Other assets in excess of liabilities 3.89%					431,692

Net Assets 100%					$11,111,090

#	Ratings by Moody’s Investors Service unless noted otherwise.

Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated —see footnote 1(D)

(a)	Cost for federal income tax purposes is $9,977,320 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$707,136
Unrealized depreciation	(5,058)

Net unrealized appreciation	$702,078

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,679,398
Level 3	Significant Unobservable Inputs	—

$10,679,398

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
20.72% of Net Assets
Appalachian NC State University	4.000%	05/01/2033	A1	$500,000	$567,916
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,204,490
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,520
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,744
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	332,838
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,469,520
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,063,640
NC State Capital Facilities Wake Forest	5.000	01/01/2048	Aa3	315,000	383,475
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	845,768
Scotland County NC	5.000	12/01/2033	A*	250,000	307,473
University of NC at Asheville	4.000	06/01/2036	A1	1,350,000	1,545,804
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	855,675
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	300,768
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	885,833
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,147,700
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	456,384
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	680,073
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	287,050
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	285,955
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,130,360
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,081,813
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,693,185
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,026,891
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	865,358
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	574,960
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	521,267
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,225,105
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	455,008
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	477,208
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,606,596
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	621,148
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	539,590
University of North Carolina	5.000	10/01/2033	A3	30,000	30,065
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,248,600
Western Carolina University	5.000	10/01/2043	Aa3	1,000,000	1,224,890
Western Carolina University	5.000	10/01/2045	Aa3	825,000	953,593

					33,447,263
SCHOOL IMPROVEMENT BONDS
17.25% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa2	250,000	299,480
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa2	250,000	299,480
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	148,753
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	289,123
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	921,190
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,713,419
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,650,000	1,901,378
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	879,083
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,337,460
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	607,610
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	888,240
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	1,020,268
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	233,624
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	1,275,000	1,516,013
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	1,060,000	1,256,164
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	596,830
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	584,085
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	631,763
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	297,383
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	295,745
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	487,711
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	590,885
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	381,882
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,339,131
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	903,458
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,398,601
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	418,919
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	698,112
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	861,123
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	882,638
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,743,435
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	415,559

					27,838,545

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
14.30% of Net Assets
Charlotte NC Certificate of Participation			4.000%	12/01/2034	Aa1	$290,000	$325,989
Charlotte NC Certificate of Participation			4.000	06/01/2036	Aa2	1,000,000	1,179,620
Charlotte NC Certificate of Participation			4.000	06/01/2037	Aa2	3,000,000	3,533,460
Charlotte NC Certificate of Participation Convention Facility Project			4.000	06/01/2037	Aa2	500,000	583,535
Charlotte NC Certificate of Participation Convention Facility Project			4.000	06/01/2039	Aa2	1,000,000	1,153,800
Davidson County NC Limited Obligation			4.000	06/01/2037	Aa2	200,000	239,404
Davidson County NC Limited Obligation			4.000	06/01/2038	Aa2	240,000	286,805
Davidson County NC Limited Obligation			4.000	06/01/2040	Aa2	635,000	752,513
Durham Capital Financing Corporation			4.000	06/01/2036	Aa1	300,000	361,218
Durham Capital Financing Corporation			4.000	06/01/2037	Aa1	270,000	324,281
Durham Capital Financing Corporation			4.000	06/01/2038	Aa1	250,000	299,005
Durham NC Limited Obligation			4.000	04/01/2036	Aa1	1,000,000	1,163,220
Forsyth County NC Limited Tax			5.000	04/01/2031	Aa1	335,000	359,559
Harnett County NC Limited Obligation			4.000	10/01/2038	Aa3	1,055,000	1,234,340
Henderson County NC Limited Obligation			5.000	10/01/2030	Aa2	250,000	300,335
Henderson County NC Limited Obligation			5.000	10/01/2031	Aa2	500,000	598,405
Johnston County NC Limited Obligation	^		4.000	04/01/2035	Aa2	360,000	433,040
Johnston County NC Limited Obligation	^		4.000	04/01/2037	Aa2	975,000	1,165,096
Kannapolis NC Limited Obligation			5.000	04/01/2032	A1	500,000	568,720
Onslow County NC Limited Obligation			5.000	06/01/2032	Aa2	500,000	599,230
Orange County NC			4.000	10/01/2036	Aa1	375,000	446,779
Orange County NC			4.000	10/01/2037	Aa1	375,000	445,721
Orange County NC			4.000	10/01/2038	Aa1	275,000	325,575
Orange County NC			4.000	10/01/2038	Aa1	765,000	908,560
Orange County NC			4.000	10/01/2039	Aa1	200,000	235,850
Raleigh NC Limited Obligation			5.000	10/01/2034	Aa1	1,420,000	1,637,940
Raleigh NC Limited Obligation			5.000	10/01/2038	Aa1	500,000	575,130
Randolph County NC Limited Obligation			4.000	10/01/2036	Aa3	250,000	298,798
Randolph County NC Limited Obligation			4.000	10/01/2037	Aa3	250,000	296,680
Randolph County NC Limited Obligation			4.000	10/01/2038	Aa3	670,000	793,220
Randolph County NC Limited Obligation			4.000	10/01/2039	Aa3	500,000	590,555
Thomasville NC Revenue			4.000	05/01/2036	Aa3	500,000	584,830
Wilmington NC Limited Obligation			4.000	06/01/2036	Aa1	230,000	274,165
Wilmington NC Limited Obligation			4.000	06/01/2037	Aa1	170,000	201,965

							23,077,343
MUNICIPAL UTILITY REVENUE BONDS
9.50% of Net Assets
Brunswick County NC Enterprise System Revenue			5.000	04/01/2031	Aa3	500,000	588,780
Brunswick County NC Enterprise System Revenue			4.000	04/01/2039	Aa3	1,000,000	1,168,580
Buncombe County NC Metropolitan Sewer District			5.000	07/01/2039	Aaa	550,000	637,048
Cary NC Combined Enterprise System Revenue			4.000	12/01/2042	Aaa	750,000	862,425
Concord NC Utilities System Revenue			4.500	12/01/2034	Aa2	1,000,000	1,168,080
Fuquay-Varina NC Combined Utilities Revenue			5.000	04/01/2040	Aa2	1,000,000	1,183,710
Gastonia NC Combined Utilities System Revenue			5.000	05/01/2034	Aa2	570,000	671,169
Gastonia NC Combined Utilities System Revenue			5.000	05/01/2035	Aa2	250,000	293,603
Greensboro NC Enterprise System Revenue			4.000	06/01/2045	Aa1	1,000,000	1,188,030
High Point NC Combined Enterprise			5.000	11/01/2039	Aa2	750,000	878,723
Martin County NC Limited Obligation Water and Sewer District			4.750	06/01/2034	A2	1,150,000	1,302,065
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2030	A*	500,000	601,375
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2032	A*	500,000	591,520
Sampson County NC Water & Sewer District			5.000	06/01/2037	A1	920,000	1,083,132
Union County NC Enterprise System Revenue			4.000	06/01/2038	Aa1	500,000	591,620
Union County NC Enterprise System Revenue			4.000	06/01/2044	Aa1	415,000	479,923
Wake County NC Industrial Facilities & Pollution Control Duke Energy			4.000	06/01/2041	Aa3	1,260,000	1,327,070
Wilmington NC Storm Water Revenue			5.000	06/01/2028	AA+*	115,000	115,342
Wilmington NC Storm Water Revenue			5.000	06/01/2035	Aa2	500,000	594,710

							15,326,905
PREREFUNDED BONDS
7.86% of Net Assets
Buncombe County NC Limited Obligation			5.000	06/01/2030	Aa1	250,000	272,370
Buncombe County NC Limited Obligation			5.000	06/01/2032	Aa1	250,000	272,370
Durham Capital Financing Corporation			4.000	06/01/2043	Aa1	1,000,000	1,103,770
Durham Capital Financing Corporation Limited Obligation			5.000	06/01/2034	Aa1	500,000	566,220
Jacksonville Public Facilities Corporation Limited Obligation			5.000	04/01/2031	Aa3	265,000	286,611
Jacksonville Public Facilities Corporation Limited Obligation			5.000	04/01/2032	Aa3	100,000	108,155
Johnston County NC Installment Financing Contract			5.000	10/15/2027	Aa2	570,000	577,820
Nash County NC Limited Obligation	*	*	5.000	10/01/2030	Aa3	1,140,000	1,152,936
NC Eastern Municipal Power Agency			6.000	01/01/2025	AAA@	1,150,000	1,429,531
NC Eastern Municipal Power Agency			6.000	01/01/2026	AAA@	275,000	298,095
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2031	A2	500,000	534,895
NC State Medical Care Commission Duke University Health			5.000	06/01/2035	Aa2	500,000	543,830
NC State Medical Care Commission Health Care Facilities Vidant Health			5.000	06/01/2036	A2	1,000,000	1,088,670
Orange County NC Public Facilities Company Limited Obligation			4.750	10/01/2032	Aa1	750,000	824,873
University of NC Charlotte			5.000	04/01/2031	Aa3	750,000	811,163
University of NC Greensboro			5.000	04/01/2031	Aa3	500,000	540,955
University of NC Greensboro			5.000	04/01/2036	Aa3	500,000	540,955
Watauga NC Public Facilities Corporation Limited Obligation			5.000	06/01/2027	Aa3	750,000	816,503
Winston Salem NC Limited Obligation			5.000	06/01/2031	Aa1	800,000	908,456

							12,678,178

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
7.86% of Net Assets
Buncombe County NC Limited Obligation	*	*	5.000%	06/01/2035	Aa1	$1,000,000	$1,171,590
Charlotte NC Certificate of Participation			5.000	06/01/2026	Aa1	1,455,000	1,458,550
Charlotte NC Certificate of Participation			5.000	06/01/2027	Aa1	775,000	776,868
Charlotte NC Certificate of Participation			5.000	06/01/2033	Aa1	840,000	941,858
Charlotte NC Certificate of Participation			5.000	06/01/2034	Aa1	750,000	881,033
Chatham County NC			5.000	11/01/2032	Aa2	825,000	992,244
Dare County NC Limited Obligation Refunding			5.000	06/01/2029	Aa3	100,000	108,968
Durham County NC			4.000	06/01/2036	Aaa	225,000	270,131
Monroe NC Limited Obligation			4.000	03/01/2033	Aa3	255,000	291,460
Monroe NC Limited Obligation	*	*	5.000	03/01/2039	Aa3	1,250,000	1,483,175
New Hanover County NC Limited Obligation			5.000	12/01/2027	Aa1	505,000	559,968
Pitt County NC Certificate of Participation			5.000	04/01/2027	Aa2	500,000	540,590
Rockingham County NC Limited Obligation			5.000	04/01/2027	Aa3	250,000	297,838
Rockingham County NC Limited Obligation			4.500	04/01/2032	Aa3	500,000	573,500
Sampson County NC Limited Obligation			4.000	09/01/2036	A1	1,000,000	1,145,160
Sampson County NC Limited Obligation			4.000	09/01/2037	A1	500,000	571,135
Thomasville NC Combined Enterprise System Revenue			4.750	05/01/2028	A1	435,000	464,106
Union County NC Limited Obligation Refunding			5.000	12/01/2024	Aa1	125,000	149,314

							12,677,488
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.91% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health			5.000%	01/15/2036	Aa3	$590,000	$732,526
Charlotte Mecklenburg NC Hospital Healthcare System			5.000	01/15/2039	Aa3	1,500,000	1,614,840
Charlotte Mecklenburg NC Hospital Authority			5.000	01/15/2033	Aa3	210,000	263,928
NC State Medical Care Commission			4.000	07/01/2039	A2	550,000	622,881
NC State Medical Care Commission Health Care Facilities Rex Hospital			5.000	07/01/2030	A2	500,000	501,125
NC State Medical Care Commission Health Care Facilities Rex Hospital			5.000	07/01/2033	A2	750,000	856,995
NC State Medical Care Commission Health Care Facilities Vidant Health			5.000	06/01/2040	A2	1,385,000	1,562,792
NC State Medical Care Commission Health Care Facilities Wake Medical			5.000	10/01/2031	A2	1,000,000	1,071,460
NC State Medical Care Commission Health Care Facilities Wake Medical			5.000	10/01/2038	A2	200,000	212,508
NC State Medical Care Commission Rex Healthcare			4.000	07/01/2040	A2	750,000	847,343
NC State Medical Care Commission Wake Forest Baptist Hospital			5.000	12/01/2033	A2	1,000,000	1,073,200
New Hanover County NC Hospital Revenue New Hanover Regional Medical			5.000	10/01/2034	A1	1,500,000	1,792,290

							11,151,888
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.57% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee			5.000	03/01/2030	A2	200,000	234,806
NC State Limited Obligation Build NC Bonds			4.000	05/01/2034	Aa1	670,000	796,530
NC State Turnpike Authority			5.000	01/01/2036	AA*	500,000	603,720
NC State Turnpike Authority			5.000	01/01/2038	AA*	2,415,000	2,905,630
NC State Turnpike Authority Monroe Connector System			5.000	07/01/2029	Aa1	500,000	520,880
NC State Turnpike Authority Monroe Connector System			5.000	07/01/2031	Aa1	1,385,000	1,443,406
NC State Turnpike Authority Triangle Expressway			4.000	01/01/2036	Aa1	250,000	290,918
NC State Turnpike Authority Triangle Expressway			4.000	01/01/2039	Aa1	500,000	574,985

							7,370,875
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS 3.51% of Net Assets
Buncombe County NC Limited Obligation			5.000	06/01/2033	Aa1	600,000	706,080
Buncombe County NC Limited Obligation			5.000	06/01/2034	Aa1	1,100,000	1,272,370
Buncombe County NC Limited Obligation			5.000	06/01/2034	Aa1	365,000	428,769
Charlotte NC Certificate of Participation			5.000	12/01/2029	Aa1	340,000	361,260
Johnston County NC Limited Obligation			4.750	06/01/2033	Aa2	500,000	557,645
Rocky Mount NC Special Obligation			4.500	05/01/2032	Aa3	1,500,000	1,769,835
Winston Salem NC Limited Obligation			4.500	06/01/2034	Aa1	500,000	562,985

							5,658,944
AIRPORT REVENUE BONDS
3.10% of Net Assets
Charlotte NC Douglas International Airport			5.000	07/01/2030	Aa3	1,095,000	1,243,351
Charlotte NC Douglas International Airport			5.000	07/01/2036	Aa3	250,000	295,913
Charlotte NC Douglas International Airport			4.000	07/01/2036	Aa3	500,000	553,325
Charlotte NC Douglas International Airport			5.000	07/01/2037	Aa3	700,000	826,063
Charlotte NC Douglas International Airport			5.000	07/01/2042	Aa3	1,325,000	1,554,238
Charlotte NC Douglas International Airport			4.000	07/01/2044	Aa3	480,000	535,670

							5,008,560
LEASE REVENUE BONDS
1.08% of Net Assets
Buncombe County NC Limited Obligation			5.000%	06/01/2032	Aa1	$1,500,000	$1,742,610

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
ESCROWED TO MATURITY BONDS
.61% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	990,972

AD VALOREM PROPERTY BONDS
.23% of Net Assets
Raleigh NC Limited Obligation	4.000	06/01/2034	Aa1	300,000	365,796

Total Investments 97.50% of Net Assets					$157,335,367

(cost $147,849,558) (See (a) below for further explanation)
Other assets in excess of liabilities 2.50%					4,030,377

Net Assets 100%					$161,365,744

#	Ratings by Moody’s Investors Service unless noted otherwise.

Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement - see footnote 1(D)
**	Security is segregated —see footnote 1(D)

(a)	Cost for federal income tax purposes is $147,849,558 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$9,565,121
Unrealized depreciation	(79,312)

Net unrealized appreciation	$9,485,809

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	157,335,367
Level 3	Significant Unobservable Inputs	—

$157,335,367

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
24.50% of Net Assets
East Carolina University			5.000%	10/01/2027	Aa3	$250,000	$303,738
Pitt County NC Limited Obligation			5.000	04/01/2027	Aa2	495,000	622,923
University of NC Charlotte			5.000	10/01/2025	Aa3	110,000	133,401
University of NC Charlotte			5.000	04/01/2028	Aa3	250,000	296,173
University of NC Greensboro			5.000	04/01/2025	A+*	10,000	10,310
University of NC Greensboro			5.000	04/01/2026	Aa3	400,000	489,222
University of NC Wilmington			4.000	06/01/2029	A1	750,000	827,160
University of NC Wilmington Limited Obligation			4.000	06/01/2030	A1	200,000	220,928
Western Carolina University			5.000	10/01/2025	Aa3	225,000	274,030

							3,177,885
REFUNDING BONDS
19.46% of Net Assets
Bertie County Limited Obligation	*	*	4.000	06/01/2022	A1	200,000	212,758
Cabarrus County NC Certificate of Participation			5.000	04/01/2021	AA*	150,000	150,455
Charlotte NC Certificate of Participation			4.000	06/01/2022	Aa1	125,000	133,770
Charlotte NC Certificate of Participation			5.000	06/01/2023	Aa1	25,000	28,382
Charlotte NC Certificate of Participation			4.000	06/01/2025	Aa1	100,000	110,100
Charlotte NC Certificate of Participation			5.000	12/01/2025	Aa2	100,000	122,947
Dare County NC Limited Obligation			5.000	06/01/2024	Aa3	335,000	364,637
Raleigh NC Limited Obligation Refunding			5.000	10/01/2023	Aa2	250,000	287,478
Rockingham County NC Limited Obligation	*	*	5.000	04/01/2023	Aa3	250,000	280,862
Rockingham County NC Limited Obligation			4.000	04/01/2024	Aa3	105,000	118,478
Sampson County NC Limited Obligation			5.000	12/01/2023	A1	165,000	189,595
Sampson County NC Limited Obligation			5.000	09/01/2025	A1	125,000	151,674
Sampson County NC Limited Obligation			5.000	09/01/2026	A1	210,000	261,555
Warren County NC Limited Obligation	*	*	5.000	06/01/2023	A1	100,000	112,745

							2,525,436
MUNICIPAL UTILITY REVENUE BONDS
12.99% of Net Assets
Brunswick County NC Enterprise System Revenue	*	*	5.000	04/01/2027	Aa3	250,000	298,740
Cary NC Combined Enterprise Systems			4.000	12/01/2028	Aaa	250,000	292,635
Columbus County NC Limited Obligation			5.000	06/01/2023	A1	355,000	399,915
Monroe NC Limited Obligation			5.000	03/01/2028	Aa3	95,000	116,539
Monroe NC Limited Obligation			5.000	03/01/2029	Aa3	195,000	238,005
NC Municipal Power Agency #1 Catawba Electric			5.000	01/01/2028	A*	125,000	149,558
Warren County NC Limited Obligation			5.000	06/01/2027	A1	160,000	190,816

							1,686,208
SCHOOL IMPROVEMENT BONDS
11.55% of Net Assets
Onslow County NC Limted Obligation			5.000	06/01/2023	Aa2	250,000	283,033
Randolph County NC Limited Obligation			5.000	10/01/2025	Aa3	250,000	305,345
Rutherford County NC Limited Obligation			5.000	03/01/2028	A1	75,000	96,138
Scotland County NC			5.000	12/01/2025	A*	270,000	326,832
Scotland County NC			5.000	12/01/2026	A*	250,000	309,745
Scotland County NC			5.000	12/01/2027	A*	140,000	178,112

							1,499,205
PUBLIC FACILITIES REVENUE BONDS
8.52% of Net Assets
Buncombe County NC Limited Obligation	*	*	5.000	06/01/2028	Aa1	500,000	598,430
Charlotte NC Certificate of Participation			4.000	12/01/2022	Aa1	170,000	178,803
Monroe NC Limited Obligation			5.000	04/01/2026	AA*	265,000	328,799

							1,106,032
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.23% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System			5.000	01/15/2028	Aa3	225,000	269,906
NC State Medical Care Commission Health Care Facilities			4.000	06/01/2024	A2	180,000	199,530
North Carolina State Medical Care Commission Vidant Health			5.000	06/01/2028	A2	180,000	209,210

							678,646
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.92% of Net Assets
NC State Grant Anticipation Revenue Vehicle			5.000	03/01/2029	A2	120,000	141,362
North Carolina State Anticipation Revenue Garvee			5.000	03/01/2029	A2	20,000	26,413
North Carolina Turnpike Authority			5.000	01/01/2029	A2	285,000	341,504

							509,279
PREREFUNDED BONDS
3.84% of Net Assets
Union County NC Enterprise System Revenue			4.000	12/01/2022	Aa1	100,000	105,222
University of NC Greensboro			5.000	04/01/2025	NR	90,000	93,185
Watauga NC Public Facillities Corporation Limited Obligation			5.000	06/01/2023	Aa3	275,000	299,552

							497,959

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
2.19% of Net Assets
Smithville Township NC	*	*	5.000%	06/01/2024	Aa3	$250,000	$284,820

LEASE REVENUE BONDS
2.05% of Net Assets
Edgecombe County NC Limited Obligation	*	*	4.000	06/01/2022	A2	250,000	265,948

ESCROWED TO MATURITY BONDS
1.84% of Net Assets
NC Eastern Municipal Power Agency			6.000	01/01/2022	A3	220,000	238,267

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.09% of Net Assets
Winston Salem NC Limited Obligation			5.000	06/01/2023	Aa1	125,000	142,025

Total Investments 97.18% of Net Assets							$12,611,710

(cost $11,876,061) (See (a) below for further explanation)
Other assets in excess of liabilities 2.82%							365,456

Net Assets 100%							$12,977,166

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $11,876,061 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$735,649
Unrealized depreciation	-

Net unrealized appreciation	$735,649

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The threelevels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,611,710
Level 3	Significant Unobservable Inputs	—

$12,611,710

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
35.58% of Net Assets
Bristol TN Electric Revenue			5.000%	09/01/2038	AA-*	$1,525,000	$1,708,214
Chattanooga TN Electric Revenue			5.000	09/01/2035	AA*	250,000	296,923
Chattanooga TN Electric Revenue			5.000	09/01/2040	AA*	2,325,000	2,746,032
Clarksville TN Electric System Revenue			4.000	09/01/2034	Aa2	500,000	581,705
Clarksville TN Water Sewer & Gas Revenue			5.000	02/01/2036	Aa2	500,000	591,370
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2036	Aa2	1,475,000	1,720,042
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2038	Aa2	820,000	950,528
Columbia TN Waterworks Revenue			5.000	12/01/2032	Aa3	885,000	936,312
Franklin TN Water & Sewer Revenue and Tax Authority			5.000	04/01/2024	Aaa	750,000	880,215
Franklin TN Water & Sewer System Revenue			4.000	02/01/2036	Aa3	250,000	285,180
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2035	AA*	315,000	355,830
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2038	AA*	1,000,000	1,119,700
Harpeth Valley TN Utilities District			5.000	09/01/2034	AA+*	500,000	582,805
Harpeth Valley TN Utilities District			5.000	09/01/2040	AA+*	1,000,000	1,086,070
Harpeth Valley Utilities			4.000	09/01/2045	AA+*	150,000	174,335
Harpeth Valley Utilities			4.000	09/01/2050	AA+*	250,000	289,425
Knox Chapman TN Utility District			4.500	01/01/2027	AA-*	1,000,000	1,098,570
Knox Chapman TN Utility District			5.000	01/01/2031	AA-*	250,000	293,560
Knox Chapman TN Utility District			5.000	01/01/2033	AA-*	250,000	294,043
Memphis TN Electric System Revenue			5.000	12/01/2031	Aa2	225,000	265,415
Memphis TN Electric System Revenue			5.000	12/01/2034	Aa2	1,250,000	1,466,813
Memphis TN Gas System Revenue			4.000	12/01/2034	Aa1	775,000	888,034
Memphis TN Gas System Revenue			4.000	12/01/2036	Aa1	800,000	927,744
Memphis TN Gas System Revenue	*	*	4.000	12/01/2037	Aa1	1,310,000	1,515,225
Memphis TN Storm Water System Revenue			5.000	10/01/2038	Aa3	500,000	617,120
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2036	AA*	500,000	575,825
Metropolitan Government Nashville & Davidson County Electric	*	*	5.000	05/15/2036	AA*	3,085,000	3,192,204
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2039	AA*	500,000	573,975
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2030	Aa2	3,250,000	3,669,735
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2031	Aa2	500,000	563,935
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2033	Aa2	575,000	645,967
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2037	Aa2	250,000	307,213
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2040	Aa2	2,265,000	2,521,646
Watauga River Regional Water Authority TN Waterworks			4.000	07/01/2037	A*	270,000	309,110

							34,030,820
SCHOOL IMPROVEMENT BONDS
11.70% of Net Assets
Coffee County TN			4.000	06/01/2037	AA-*	500,000	579,100
Coffee County TN			4.000	06/01/2041	AA-*	620,000	709,925
Franklin TN Special School District			5.000	06/01/2039	Aa1	250,000	320,390
Johnson City TN			4.000	06/01/2036	Aa2	1,150,000	1,364,901
Montgomery County TN			4.000	04/01/2036	AA+*	260,000	298,709
Montgomery County TN			4.000	04/01/2037	AA+*	1,920,000	2,196,595
Rhea County TN	*	*	5.000	04/01/2029	A1	1,385,000	1,488,555
Shelby County TN			5.000	04/01/2037	Aa1	500,000	613,055
Wilson County TN			4.000	04/01/2039	AA+*	1,495,000	1,678,287
Wilson County TN 10th Special School District			4.000	04/01/2033	AA-*	655,000	772,841
Wilson County TN 10th Special School District			4.000	04/01/2037	AA-*	200,000	236,012
Wilson County TN 10th Special School District			4.000	04/01/2038	AA-*	250,000	294,128
Wilson County TN 10th Special School District			4.000	04/01/2039	AA-*	550,000	645,139

							11,197,637
PUBLIC FACILITIES REVENUE BONDS
10.62% of Net Assets
Memphis Shelby County TN Industrial Development Board			5.000	11/01/2030	Aa3	1,250,000	1,545,838
Memphis TN Refunding General Improvement			5.000	04/01/2031	Aa2	800,000	927,512
Metropolitan Government Nashville & Davidson County Convention Center			5.000	07/01/2026	A1	630,000	631,329
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2031	Aa3	1,500,000	1,675,560
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2038	Aa3	755,000	837,046
Pigeon Forge Industrial Development Board			5.000	06/01/2027	AA*	1,400,000	1,456,126
Pigeon Forge Industrial Development Board	*	*	5.000	06/01/2029	AA*	2,120,000	2,202,998
Pigeon Forge Industrial Development Board			5.000	06/01/2034	AA*	850,000	882,232

							10,158,641
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.76% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue			5.000	09/01/2030	A+*	200,000	216,224
Metropolitan Government Nashville & Davidson County Vanderbilt University			5.000	10/01/2028	Aa1	650,000	717,912
Shelby County TN Health Education & Housing Facilities Board Rhodes College			4.000	08/01/2036	A2/A+*	920,000	1,037,162
Shelby County TN Health Education & Housing Facilities Board Rhodes College			4.000	08/01/2037	A2/A+*	1,030,000	1,158,101
Shelby County TN Health Education & Housing Facilities Board Rhodes College			4.000	08/01/2040	A2/A+*	875,000	976,054
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2037	Aa1	700,000	813,344
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2040	Aa1	2,000,000	2,372,320
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2043	Aa1	1,000,000	1,089,450

							8,380,567

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.89% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000%	04/01/2035	Aa3	$625,000	$642,206
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,256,416
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	878,951
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,711,301
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	578,480
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	584,075
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,898,445

					7,549,874
PREREFUNDED BONDS
7.37% of Net Assets
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	483,557
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	560,080
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,120,160
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	277,537
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	55,000	55,325
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	717,500
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	812,610
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A2	500,000	525,125
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	737,445
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	545,200
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,220,005

					7,054,544
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.62% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,870,400
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,074,830
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,803,165
Shelby County TN Health Education & Housing Facilities - LeBonheur	5.000	05/01/2035	A1	500,000	589,780

					6,338,175
REFUNDING BONDS
5.40% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,200,000	1,440,047
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	479,212
Manchester TN	5.000	06/01/2038	A2	80,000	80,133
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	575,475
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	285,248
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,159,790
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	288,238
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	287,038
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	570,300

					5,165,481
AIRPORT REVENUE BONDS
2.60% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	908,408
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	282,863
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,299,060

					2,490,331
INDUSTRIAL REVENUE BONDS
.92% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	884,561

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.32% of Net Assets
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	310,000	310,034

Total Investments 97.78% of Net Assets					$93,560,665

(cost $87,774,439) (See (a) below for further explanation)
Other assets in excess of liabilities 2.22%					2,119,541

Net Assets 100%					$95,680,206

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $87,774,439 and net unrealized appreciation of investments is as follows:

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2020

Unrealized appreciation	$5,786,226
Unrealized depreciation	-

Net unrealized appreciation	$5,786,226

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	93,560,665
Level 3	Significant Unobservable Inputs	—

$93,560,665

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
25.88% of Net Assets
Maryville TN			5.000%	06/01/2026	Aa3	$350,000	$435,050
Memphis TN General Improvement	*	*	5.000	11/01/2023	Aa2	350,000	403,427
Memphis-Shelby County TN Industrial Development Board			5.000	11/01/2027	Aa3	200,000	251,654
Metropolitan Government Nashville & Davidson County TN			5.000	07/01/2021	Aa2	75,000	75,134
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2023	Aa2	110,000	110,076
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2024	Aa2	80,000	85,673
Putnam County TN			4.000	04/01/2025	Aa2	300,000	347,262

							1,708,276

PUBLIC FACILITIES REVENUE BONDS
22.84% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility			4.000	02/01/2021	Aa3	100,000	102,171
Memphis TN Center City Revenue Finance Corporation Sports Facility			4.000	02/01/2022	Aa3	220,000	232,725
Memphis-Shelby County TN Industrial Development Board			5.000	11/01/2024	Aa3	250,000	298,312
Metropolitan Government Nashville & Davidson County TN Sports Authority			5.000	07/01/2023	Aa3	125,000	141,664
Metropolitan Government Nashville & Davidson County TN Sports Authority			5.250	08/01/2024	Aa3	190,000	215,722
Metropolitan Government Nashville & Davidson County TN Sports Authority			5.250	08/01/2025	Aa3	195,000	221,270
Metropolitan Government Nashville & Davidson County TN Sports Authority			5.250	08/01/2026	Aa3	100,000	113,079
Pigeon Forge Industrial Development Board			5.000	06/01/2024	AA*	175,000	182,280

							1,507,223

MUNICIPAL UTILITY REVENUE BONDS
20.64% of Net Assets
Chattanooga TN Electric Revenue	*	*	5.000	09/01/2023	AA*	250,000	286,268
Erwin TN Utilities Authority Electric System			5.000	09/01/2026	A*	50,000	61,499
Hallsdale-Powell TN Utility District			4.000	04/01/2028	AA*	255,000	297,039
Maryville TN			4.000	06/01/2029	Aa3	250,000	292,375
Metropolitan Government Nashville & Davidson County TN Water & Sewer			5.000	07/01/2026	Aa2	100,000	113,395
Springfield TN			5.000	06/01/2027	Aa3	245,000	311,483

							1,362,059

SCHOOL IMPROVEMENT BONDS
12.97% of Net Assets
Bedford County TN			4.000	04/01/2027	AA*	250,000	292,740
Rhea County TN			4.000	04/01/2025	A1	250,000	264,300
White County TN			4.000	06/01/2027	AA-*	260,000	299,104

							856,144

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.74% of Net Assets
Franklin County TN Health & Educational Facilities Board			4.000	09/01/2024	A+*	135,000	144,907
Shelby County TN Health Educational & Housing Facilities Rhodes College			5.000	08/01/2022	A2	120,000	129,910
Shelby County TN Health Educational & Housing Facilities Rhodes College			4.000	08/01/2025	A2	100,000	114,199
Shelby County TN Health Educational & Housing Facilities Rhodes College			4.000	08/01/2027	A2	225,000	253,976

							642,992

PREREFUNDED BONDS
1.94% of Net Assets
Memphis TN Center City Revenue Finance Corporation			5.250	11/01/2025	Aa3	100,000	106,539
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2024	NR	20,000	21,456

							127,995

AIRPORT REVENUE BONDS
1.64% of Net Assets
Metropolitan Nashville Airport Authority			4.000	07/01/2023	A1	100,000	108,296

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.61% of Net Assets
Selmer TN			4.000	06/01/2025	AA*	35,000	40,355

Total Investments 96.26% of Net Assets							$6,353,340

(cost $5,995,195) (See (a) below for further explanation)
Other assets in excess of liabilities 3.74%							246,911

Net Assets 100%							$6,600,251

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated --see footnote 1(D)

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2020

(a)	Cost for federal income tax purposes is $5,995,195 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$358,145
Unrealized depreciation	-

Net unrealized appreciation	$358,145

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,353,340
Level 3	Significant Unobservable Inputs	—

$6,353,340

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
67.34% of Net Assets
Federal Farm Credit Bank			5.050%	12/21/2021	Aaa	$370,000	$396,358
Federal Farm Credit Bank	*	*	5.250	05/10/2022	Aaa	2,000,000	2,185,312
Federal Farm Credit Bank	*	*	5.840	07/20/2022	Aaa	2,650,000	2,952,465
Federal Farm Credit Bank	*	*	5.250	10/25/2022	Aaa	1,500,000	1,672,254
Federal Farm Credit Bank			5.125	11/28/2022	Aaa	2,000,000	2,232,488
Federal Farm Credit Bank			2.375	08/01/2029	Aaa	1,000,000	1,117,885

							10,556,762

FEDERAL HOME LOAN BANK
29.25% of Net Assets
Federal Home Loan Bank			5.000	12/10/2021	Aaa	250,000	267,081
Federal Home Loan Bank			5.750	06/10/2022	Aaa	2,000,000	2,211,286
Federal Home Loan Bank			5.365	09/09/2024	Aaa	1,750,000	2,107,378

							4,585,745

Total Investments 96.59% of Net Assets							$15,142,507

(cost $14,148,494) (See (a) below for further explanation)
Other assets in excess of liabilities 3.41%							534,917

Net Assets 100%							$15,677,424

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated --see footnote 1(D)

(a)	Cost for federal income tax purposes is $14,148,494 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$994,013
Unrealized depreciation	-

Net unrealized appreciation	$994,013

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$15,142,507
Level 3	Significant Unobservable Inputs	—

$15,142,507

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
23.53% of Net Assets
Alexandria LA Utilities	^		3.087%	05/01/2043	AA*	$300,000	$318,102
Benton WA Public Water Authority			3.200	10/01/2044	AA*	200,000	198,324
Cleveland OH Water			3.205	01/01/2042	Aa2	250,000	254,833
Eagle River CO Water & Sanitation District			3.010	12/01/2042	AA*	325,000	334,419
Grant County WA Utility District			3.336	01/01/2041	Aa3	125,000	129,920
Lansing MI Board of Water & Light Utilities			3.525	07/01/2041	Aa3	300,000	315,735
Metropolitan Government Nashville & Davidson County TN Recovery Zone			6.693	07/01/2041	Aa2	200,000	314,472
OK State Municipal Power Authority			6.310	01/01/2040	A2	95,000	133,003
Pasco WA Water & Sewer Revenue			3.272	12/01/2040	AA-*	245,000	261,388
Pigeon Forge TN Build America Recovery Zone			7.125	06/01/2040	AA*	300,000	371,052
West Knox Utilities District Knox County TN Water and Sewer	*	*	6.900	06/01/2040	AA+*	400,000	436,953
Williamsport PA Municipal Water Authority Build America			6.100	01/01/2040	A2	60,000	60,958
York County VA Sewer Revenue Build America			6.607	06/01/2040	Aa3	100,000	100,117

							3,229,276

PREREFUNDED BONDS
20.77% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America			7.064	12/01/2040	AA*	425,000	435,974
Davie FL Water & Sewer Revenue Build America			6.849	10/01/2040	A1	40,000	40,614
FL State Utility Revenue			6.548	10/01/2040	A1	60,000	60,892
Grand Junction CO Certificateof Participation Build America			7.500	12/01/2030	AA-*	425,000	436,637
Heber UT Light & Power Build America			7.000	12/15/2030	A2	375,000	385,418
Pennington County SD Certificate of Participation Build America			7.200	06/01/2037	Aa1	750,000	768,728
Sarasota County FL Capital Improvement Revenue Build America			7.016	10/01/2040	AA+*	710,000	721,344

							2,849,607

PUBLIC FACILITIES REVENUE BONDS
12.57% of Net Assets
Decatur GA Urban Redevelopment Agency Revenue Build America			6.920	01/01/2038	Aa1	150,000	153,980
Evanston IL Taxable Corporate Purpose Bonds			4.250	12/01/2038	Aa2	275,000	302,118
Franklin County OH Convention Facilities Build America			6.540	12/01/2036	Aa2	155,000	221,954
Metropolitan Government Nashville & Davidson County TN			7.431	07/01/2043	A1	190,000	287,060
Pompano Beach FL Certificate of Participation			5.579	01/01/2040	A1	225,000	252,697
Rhode Island Convention Center			6.060	05/15/2035	Aa3	70,000	88,857
Tuscon AZ Certificate of Participation			4.831	07/01/2034	A1	130,000	161,608
Wilmington NC Limited Obligation			3.090	06/01/2040	Aa1	250,000	256,020

							1,724,294

SCHOOL IMPROVEMENT BONDS
10.79% of Net Assets
Armstrong School District PA Build America	*	*	7.000	03/15/2041	AA*	750,000	782,273
CO State Building Excellent Schools Today Certificate of Participation	*	*	7.017	03/15/2031	Aa2	400,000	417,084
Jefferson County TN Build America Bonds			6.625	06/01/2040	Aa3	250,000	281,867

							1,481,224

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.93% of Net Assets
Mesa CO State College Auxiliary			5.800	05/15/2040	Aa2	170,000	235,239
Mesa State College CO Auxiliary Facilities Build America			6.746	05/15/2042	Aa2	100,000	155,263
Michigan State University Revenues			4.496	08/15/2048	Aa2	375,000	423,634

							814,136

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.13% of Net Assets
KY State Property & Buildings Build America	*	*	5.921	11/01/2030	A1	250,000	313,463
Leeds AL Taxable Warrants			4.125	05/01/2039	AA*	125,000	135,711
Scottsboro AL Build America Bonds			6.400	11/01/2040	A2	250,000	254,410

							703,584

HOSPITAL AND HEALTHCARE REVENUE BONDS
3.90% of Net Assets
Midland County TX Hospital District			6.440	05/15/2039	Aa3	185,000	277,929
University NC Chapel Hill Hospital Revenue Build America			6.329	02/01/2031	Aa3	250,000	256,760

							534,689

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.23% of Net Assets
Washoe County NV Highway Revenue			7.969	02/01/2040	Aa3	280,000	443,369

MARINA/PORT AUTHORITY REVENUE BONDS
2.27% of Net Assets
Miami Dade County FL Special Obligation			7.500	04/01/2040	Aa3	200,000	311,846

REFUNDING BONDS
2.23% of Net Assets
Leeds AL			3.097	05/01/2048	AA*	300,000	306,687

AD VALOREM PROPERTY BONDS
1.97% of Net Assets
Parker CO Water & Sanitation District			3.062	08/01/2040	AA+*	250,000	270,808

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AIRPORT REVENUE BONDS
.96% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625%	05/01/2038	Aa2	$125,000	$131,270

Total Investments 93.28% of Net Assets					$12,800,790

(cost $11,798,479) (See (a) below for further explanation)
Other assets in excess of liabilities 6.72%					921,567

Net Assets 100%					$13,722,357

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement - see footnote 1(D)
**	Security is segregated --see footnote 1(D)

(a)	Cost for federal income tax purposes is $11,839,694 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$967,543
Unrealized depreciation	(6,447)

Net unrealized appreciation	$961,096

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,800,790
Level 3	Significant Unobservable Inputs	—

$12,800,790

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.